Prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments [Abstract]
Schedule of prepayments
	2021	2020
Prepaid expenses with operators (a)	16,458	-
Other	6,731	4,447
	23,189	4,447

Current	20,918	2,516
Non-current	2,271	1,931

a.       Refers to an advance payment to Oi S.A. (Brazilian telecommunications company) related to SMS service agreement signed in June 2021. The cost of this service will be recognized in the consolidated statements of profit or loss according to monthly use until April 2022. The Company frequently evaluates the use of this prepaid in order to identify any risk of non-use.